Game operating cost (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of comparative information prepared under previous GAAP [line items]
Employee benefits expense	$ (1,609)	$ (711)	$ (3,135)	$ (1,247)
Technical support services	(1,701)	(855)	(3,462)	(2,548)
Game operation cost	$ (3,310)	$ (1,566)	$ (6,597)	$ (3,795)